Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2020
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Reconciliation of Liabilities Arising from Financing Activities
38.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Short-term debt	Long-term debt	Lease liabilities	Dividend payable	Deposits with Finance Company	Other payables in respect of certain equity transactions	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
					(Note (i))
Balance as at January 1, 2019	49,537	45,991	45,864	—	—	—	141,392
Financing cash flows	(7,010)	(9,782)	(10,699)	(9,072)	4,098	(8)	(32,473)
New leases	—	—	8,856	—	—	—	8,856
Lease modifications	—	—	(589)	—	—	—	(589)
Transferred to accounts payables	—	—	(2,900)	—	—	—	(2,900)
Interest expenses	—	284	1,607	—	—	—	1,891
Foreign exchange loss	—	2	7	—	—	—	9
Acquisition of non-controlling interests	—	—	—	—	—	8	8
Distribution to non-controlling interests	—	—	—	181	—	—	181
Dividends declared	—	—	—	8,891	—	—	8,891

Balance as at December 31, 2019	42,527	36,495	42,146	—	4,098	—	125,266

Financing cash flows	(14,533)	(11,400)	(12,738)	(9,304)	5,728	977	(41,270)
New leases	—	—	13,561	—	—	—	13,561
Lease modifications	—	—	(1,254)	—	—	—	(1,254)
Transferred to accounts payables	—	—	(2,618)	—	—	—	(2,618)
Interest expenses	—	266	1,566	—	—	—	1,832
Foreign exchange gain	—	(13)	(16)	—	—	—	(29)
Acquisition of non-controlling interests	—	—	—	—	—	1	1
Distribution to non-controlling interests	—	—	—	42	—	—	42
Dividends declared	—	—	—	9,262	—	—	9,262

Balance as at December 31, 2020	27,994	25,348	40,647	—	9,826	978	104,793

Notes:
(i)
As of December 31, 2020, the balance of deposits with Finance Company amounting to RMB9,826 (December 31, 2019: RMB4,098) were included in amounts due to China Telecom Group in accrued expenses and other payables (Note 21).

(ii)
For the year ended December 31, 2020, other than the net financing cash outflows totalling RMB41,270 as presented above: Finance Company, a subsidiary of the Company, placed statutory reserve deposits amounting to RMB837 at the People’s Bank of China which was included in the balance of short-term bank deposits and restricted cash as of December 31, 2020.

For the year ended December 31, 2019, other than the net financing cash outflows totalling RMB32,473 as presented above:
E-surfing
Pay received RMB90 as part of the total consideration amounting to RMB945 in respect of contribution from non-controlling
interests; Finance Company received RMB1,500 in respect of contribution from non-controlling
interests, and placed statutory reserve deposits amounting to RMB405 at the People’s Bank of China which was included in the balance of short-term bank deposits and restricted cash as of December 31, 2019.